Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Spinnaker ETF Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001484018
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Fieldstone Merlin Dynamic Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fieldstone Merlin Dynamic Large Cap Growth ETF (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fieldstone Merlin Dynamic Large Cap Growth ETF (the "Fund") seek s long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you will incur if you own shares of the Fund ("Shares") . Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover .
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal year ended June 30, 2018, the Fund's portfolio turnover rate was 51.06% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example .
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the e xample that follows.

This e xample is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The e xample assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The e xample also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective of current income by investing principally in large cap growth securities of any kind and, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. The Fund defines "large cap growth" securities as those issued by companies with public stock market capitalizations of at least $10 billion , and which Merlin believes have above average expected long term earnings growth.

The Fund will invest in the stock of 25 large cap growth companies selected by Merlin as being, in the opinion of Merlin, among the most favorable growth opportunities, regardless of industry or sector.  To achieve this, Merlin will seek to identify companies that : 1) it believes will have an above - average return on equity compared to other large cap companies ; 2) are capable of sustainable earnings growth that Merlin believes will outpace that of the broader market; and 3) trade at an attractive price in comparison to expected earnings growth. All holdings will be individual US-listed equity securities with market capitalization s  above $5 billion at the time of purchase .

The Fund's growth strategy is driven by individual stock selection and may be over - weighted or underweighted in (or ha ve no exposure to) specific sectors during any period of time. Merlin's quantitative methodology screens companies based on a variety of fundamental equity characteristics, including historical and expected rates of earnings growth , cash earnings, earnings variability, leverage, price-to-book ratio, and market capitalization . Companies with potential above average expected growth in earnings over the next three to five years are then considered in further steps of the investing process , which uses bottom up (how a particular company is performing or expected to perform), top-down (how the overall economy and macroeconomic factors drive the markets and stock prices) analysis to determine which securities to select for the Fund's portfolio . The Fund may become focused on certain sectors from time to time. As of June 30, 2018, the Fund was principally invested in the following sectors: health care, financials, industrials , and information technology.

Merlin expects that, under normal market conditions, the assets of the Fund will be equally allocated across all holdings.  If individual securities' performance results in an unequal allocation across the portfolio, Merlin expects to periodically rebalance the portfolio to achieve an equal allocation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market , or other asset classes.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

o  Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as "Creation Units."  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o  Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o  Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪ The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

▪ In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and government intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent legislation on the financial sector cannot be predicted. Certain risks may impact the value of investments in the financial services sector more severely than investments outside this sector, including the risks associated with operating with substantial financial leverage. The financial services sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations , and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate , and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial services companies have been required to accept or borrow significant amounts of capital from the U.S. and other governments and may face future government-imposed restrictions on their businesses or increased government intervention. These actions have caused the securities of many financial services companies to decline in value. Insurance companies, in particular, may be subject to severe price competition, which may have an adverse impact on their profitability.

Growth Companies Risk. Growth companies are those whose earnings growth potential appears to be greater than that of the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies or "growth securities" have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. The Fund's investments in stocks of growth companies may cause the portfolio of the Fund to be more volatile than the portfolio of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

Healthcare Sector Risk. The profitability of companies in the healthcare sector is affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies , and other market developments. A number of issuers in the healthcare industry have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company's patents may adversely affect that company's profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Industrial Sector Risk.  The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions, and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources , or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates , and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investment Exposure Risk. Merlin considers certain investment factors in seeking to implement the Fund's investment program. The Fund could lose money as a result of targeting its exposure to equity markets.

Large Capitalization Risk. Large capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large capitalization securities is less than for other types of investments - for example small capitalization securities- the Fund's performance could be affected.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques , and risk analyses applied by Merlin will not produce the desired results, and that securities selected by Merlin may underperform the market or any relevant benchmark. Merlin's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions , or company performance, and these judgments may affect the return on the Fund's investments. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to Merlin in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Medium Capitalization Securities Risk. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund has a limited history of operations . Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Quantitative Methodology Risk. The Sub-Adviser relies on a quantitative methodology to assess the criteria of issuers to be included in the Fund's portfolio, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Sub-Adviser can offer assurances that the quantitative methodology will provide an accurate assessment of included issuers.

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund. Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/425.htm.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/425.htm.
Fieldstone Merlin Dynamic Large Cap Growth ETF | Fieldstone Merlin Dynamic Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMDG
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	738
Five Years	rr_ExpenseExampleYear05	1,420
Ten Years	rr_ExpenseExampleYear10	$ 3,241

[1]	Merlin Asset Management, LLC (the "Sub-Adviser" or "Merlin") has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser) to not more than 0.80% of the average daily net assets of the Fund through October 31, 2019, and may be terminated by the Board of Trustees at any time. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.